Income Tax Expense - Summary of Income Tax Expense (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Profit before income tax expense	$ 2,285,899,647	$ 759,751,371	$ 593,878,861
Statutory rate	35.00%	35.00%	35.00%
Income tax at statutory rate	$ (800,064,876)	$ (265,912,980)	$ (207,857,601)
Adjustments for calculation of the effective income tax:
Effect of different statutory income tax rate in Paraguay	58,251,784
Expenses of capital issue	50,075,999
Share of profit (loss) of associates		12,820,957	(36,799,260)
Change in tax rate (note 3.7.3)	94,798,090
Other non-taxable income or non-deductible expense, net	11,401,047	(4,642,302)	2,297,747
Income tax expense	$ (585,537,956)	$ (257,734,325)	$ (242,359,114)